REICH & TANG DISTRIBUTORS, INC.
600 Fifth Avenue
New York, New York 10020
(212) 830-5400





                                   November 23, 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


               Re: Municipal Securities Trust, Multi-State Series 40 File No. 33-36335


Gentlemen:

                  As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

                  (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

                  (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on October 28, 1999 and became effective October 28, 1999 pursuant to Rule 485(b).

                                   Municipal Securities Trust, Multi-
                                   State Series 40


                                   REICH & TANG DISTRIBUTORS, INC.
                                   GRUNTAL & CO., L.L.C.


                                   By:  /s/ PETER J. DEMARCO
                                      --------------------------------
                                      Peter J. DeMarco
                                      as agent for the Sponsors

659792.1